EMPLOYEE BENEFIT PLANS - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Pension Plan | UNITED STATES
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	$ 51	$ 53
Interest cost	2,110	2,231
Expected return on plan assets	(2,998)	(3,307)
Amortization of:
Net (gain) loss	(26)	(145)
Prior service benefit	0	0
Curtailments, settlements and terminations, net	0	0
Foreign exchange impact and other	0	0
Net periodic pension cost (income)	(863)	(1,168)
Pension Plan | Foreign Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	1,295	1,294
Interest cost	2,952	2,910
Expected return on plan assets	(2,082)	(2,048)
Amortization of:
Net (gain) loss	(324)	(531)
Prior service benefit	(164)	(158)
Curtailments, settlements and terminations, net	(39)	1,621
Foreign exchange impact and other	23	(46)
Net periodic pension cost (income)	1,661	3,042
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	0	0
Interest cost	178	173
Expected return on plan assets	0	0
Amortization of:
Net (gain) loss	16	(77)
Prior service benefit	0	0
Curtailments, settlements and terminations, net	0	0
Foreign exchange impact and other	0	0
Net periodic pension cost (income)	$ 194	$ 96